Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,403,281)	$ (1,532,545)	$ (2,539,498)	$ (659,246)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	537,528	374,006	532,108	0
Depreciation and amortization	23,840	8,639	14,468	1,861
Shares for services	0	0	19,800	0
Increase/Decrease in current assets:
Other assets and prepaid expenses	(34,257)	(5,018)	1,214	(23,998)
Security deposit	3,394	0	0	0
Decrease in current liabilities:
Accounts payable and accrued expenses	95,778	47,977	163,974	(109,748)
Net cash used in operating activities	(2,776,998)	(1,106,941)	(1,807,934)	(791,131)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(58,278)	(55,058)	(77,124)	(15,119)
Purchase of intangible assets	0	0	0	(213)
Net cash used in investing activities	(58,278)	(55,058)	(77,124)	(15,332)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from private placement of stock	0	3,983,915	4,142,666	4,731,872
Payment to related party	0	(516)	(516)	(20,740)
Proceeds from issuance of stock	0	19,800	0	0
Net cash provided by financing activities	0	4,003,199	4,142,150	4,711,132
Net decrease in cash and cash equivalents	(2,835,276)	2,841,200	2,257,092	3,904,669
Cash and cash equivalents, at the beginning of the period	6,553,768	4,296,676	4,296,676	392,007
Cash and cash equivalents, at the end of the period	3,718,492	7,137,876	6,553,768	4,296,676
SUPPLEMENTAL DISCLOSURES:
Cash paid during the year for income tax payments	0	0	1,589	1,600
Cash paid during the year for interest payments	$ 0	$ 0	$ 0	$ 0